Leases (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Depreciation, right-of-use assets	$ 134,150	$ 120,985	$ 119,930
Operating expense	$ 130,192	116,939	117,546
Lease terms	1 year
Rental expense	$ 51,162	$ 34,111	$ 15,295